GOLDMAN SACHS TRUST

Retirement Strategies Portfolios

Service Shares of
Goldman Sachs Retirement Strategy 2010 Portfolio
Goldman Sachs Retirement Strategy 2015 Portfolio
Goldman Sachs Retirement Strategy 2020 Portfolio
Goldman Sachs Retirement Strategy 2030 Portfolio
Goldman Sachs Retirement Strategy 2040 Portfolio
Goldman Sachs Retirement Strategy 2050 Portfolio
(collectively, the “Funds”)

Supplement dated March 12, 2009 to the
Prospectus dated December 29, 2008

The Service Shares of the Funds are no longer available after March 13, 2009.

This Supplement should be retained with your Prospectus for future reference.

RTMTSVCSTK 03-09